Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended		36 Months Ended	42 Months Ended	46 Months Ended	52 Months Ended	58 Months Ended	60 Months Ended	79 Months Ended	102 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000241259
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI CBRE Real Assets ETF
C000225893
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI MacKay Core Plus Bond ETF
C000238088
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI MacKay High Income ETF
C000248469
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI MacKay Securitized Income ETF
C000267030
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI MacKay Muni Allocation ETF
C000184310
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI MacKay Muni Insured ETF
C000257922
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI MacKay Muni Short Duration ETF
C000184311
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI MacKay Muni Intermediate ETF
C000222073
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI MacKay California Muni Intermediate ETF
C000234758
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI Winslow Large Cap Growth ETF
C000234759
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYLI Winslow Focused Large Cap Growth ETF
Without Sales Load [Member] | C000241259
Average Annual Return [Line Items]
Average Annual Return, Percent			18.16%	10.61%
Without Sales Load [Member] | C000225893
Average Annual Return [Line Items]
Average Annual Return, Percent			4.98%					0.76%
Without Sales Load [Member] | C000238088
Average Annual Return [Line Items]
Average Annual Return, Percent			9.09%		9.13%
Without Sales Load [Member] | C000267030
Average Annual Return [Line Items]
Average Annual Return, Percent	2.55%
Without Sales Load [Member] | C000184310
Average Annual Return [Line Items]
Average Annual Return, Percent			7.16%						0.70%		2.59%
Without Sales Load [Member] | C000257922
Average Annual Return [Line Items]
Average Annual Return, Percent		4.72%
Without Sales Load [Member] | C000184311
Average Annual Return [Line Items]
Average Annual Return, Percent			5.99%						1.11%		2.69%
Without Sales Load [Member] | C000222073
Average Annual Return [Line Items]
Average Annual Return, Percent			6.26%				0.08%
Without Sales Load [Member] | C000234758
Average Annual Return [Line Items]
Average Annual Return, Percent			22.58%			22.47%
Without Sales Load [Member] | C000234759
Average Annual Return [Line Items]
Average Annual Return, Percent			18.60%			23.12%
CBRE Real Assets Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CBRE Real Assets Blended Index
Average Annual Return, Percent			18.74%	10.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.06%
Bloomberg Very Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Very Liquid High Yield Index
Average Annual Return, Percent			9.24%		9.87%
Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent			5.49%						0.44%	0.96%
Muni Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Muni Allocation Blended Index
Average Annual Return, Percent	1.27%
Bloomberg Municipal All Insured Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal All Insured Bond Index
Average Annual Return, Percent			6.96%						0.79%		2.57%
Bloomberg 3-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-Year Municipal Bond Index
Average Annual Return, Percent		4.06%
Bloomberg Municipal Bond Index 1-15 Year Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index 1-15 Year Blend
Average Annual Return, Percent			5.98%						1.21%		2.18%
Bloomberg California Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent			5.87%				0.98%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent			30.63%			23.57%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent			30.63%			23.57%
MSCI World® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Average Annual Return, Percent			29.16%	20.14%
Core Plus Bond Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Core Plus Bond Blended Index
Average Annual Return, Percent			4.98%					0.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.06%		5.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.06%						0.18%	0.86%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.18%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			6.34%						0.90%		2.21%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		6.29%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			6.34%						0.90%		2.21%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			6.34%				0.80%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%			19.60%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			31.01%			19.60%